                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                              Financial Statements

                     For the six months ended June 30, 2000

                                  (Unaudited)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                               Table of Contents

                     For the six months ended June 30, 2000

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities.....................................  F-1
  Statements of Operations.................................................  F-8
  Statements of Changes in Net Assets...................................... F-14
Notes to Financial Statements (Unaudited).................................. F-26

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Assets and Liabilities

                                 June 30, 2000
                                  (Unaudited)


                                          GE Investments Funds, Inc.
                          ----------------------------------------------------------
                           S&P 500                 Total                 Real Estate
                            Index       Money     Return   International Securities
                             Fund    Market Fund   Fund     Equity Fund     Fund
                          ---------- ----------- --------- ------------- -----------
Assets
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
  S&P 500 Index Fund
   (284,329 shares;
   cost -- $7,007,861)..  $7,941,321        --         --         --           --
  Money Market Fund
   (13,679,548 shares;
   cost --
    $13,679,548)........         --  13,679,548        --         --           --
  Total Return Fund
   (106,574 shares;
   cost -- $1,528,974)..         --         --   1,743,555        --           --
  International Equity
   Fund (29,799 shares;
   cost -- $422,979)....         --         --         --     441,028          --
  Real Estate Securities
   Fund (48,018 shares;
   cost -- $690,829)....         --         --         --         --       606,941
Receivable from
 affiliate..............         --         --         258        --           --
Receivable for units
 sold...................         --   2,215,612        250        --           --
                          ---------- ----------  ---------    -------      -------
 Total assets...........   7,941,321 15,895,160  1,744,063    441,028      606,941
                          ---------- ----------  ---------    -------      -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       6,046    631,749        500     24,956        5,325
Payable for units
 withdrawn..............         181        --         --         --           --
                          ---------- ----------  ---------    -------      -------
 Total liabilities......       6,227    631,749        500     24,956        5,325
                          ---------- ----------  ---------    -------      -------
Net assets attributable
 to variable life
 policyholders..........  $7,935,094 15,263,411  1,743,563    416,072      601,616
                          ========== ==========  =========    =======      =======
Outstanding units.......     155,896    920,037     50,774     21,991       35,389
                          ========== ==========  =========    =======      =======
Net asset value per
 unit...................  $    50.90      16.59      34.34      18.92        17.00
                          ========== ==========  =========    =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


                                  GE Investments Funds, Inc. (continued)
                           ----------------------------------------------------
                           Global    Mid-Cap               U.S.      Premier
                           Income  Value Equity  Income   Equity  Growth Equity
                            Fund       Fund       Fund     Fund       Fund
                           ------- ------------ --------- ------- -------------
Assets
Investment in GE
 Investments Funds, Inc.,
 at fair value (note 2):
  Global Income Fund
   (2,681 shares; cost --
    $25,075).............  $25,420       --           --      --         --
  Mid-Cap Value Equity
   Fund (47,588 shares;
   cost -- $721,627).....      --    719,060          --      --         --
  Income Fund (103,512
   shares; cost of
   $1,248,714)...........      --        --     1,231,791     --         --
  U.S. Equity Fund (3,332
   shares; cost
   $123,109).............      --        --           --  126,574        --
  Premier Growth Equity
   Fund (5,995 shares;
   cost $477,113)........      --        --           --      --     528,610
Receivable from
 affiliate...............    1,048       --           --      --          57
                           -------   -------    --------- -------    -------
 Total assets............   26,468   719,060    1,231,791 126,574    528,667
                           -------   -------    --------- -------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)...        8     1,148          975   1,306        151
Payable for units
 withdrawn...............      --        --           --      670        --
                           -------   -------    --------- -------    -------
 Total liabilities.......        8     1,148          975   1,976        151
                           -------   -------    --------- -------    -------
Net assets attributable
 to variable life
 policyholders...........  $26,460   717,912    1,230,816 124,598    528,516
                           =======   =======    ========= =======    =======
Outstanding units........    2,574    47,138      115,461   9,936     45,483
                           =======   =======    ========= =======    =======
Net asset value per
 unit....................  $ 10.28     15.23        10.66   12.54      11.62
                           =======   =======    ========= =======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


                                    Oppenheimer Variable Account Funds
                          -------------------------------------------------------
                                     Aggressive   Capital      High     Multiple
                             Bond      Growth   Appreciation  Income   Strategies
                           Fund/VA    Fund/VA     Fund/VA     Fund/VA   Fund/VA
                          ---------- ---------- ------------ --------- ----------
Assets
Investment in
 Oppenheimer Variable
 Account Funds, at fair
 value (note 2):
  Bond Fund/VA (123,699
   shares; cost --
    $1,432,216).........  $1,337,181        --         --          --        --
  Aggressive Growth
   Fund/VA (116,544
   shares; cost --
    $6,532,736).........         --  11,262,767        --          --        --
  Capital Appreciation
   Fund/VA (103,963
   shares; cost --
    $4,885,814).........         --         --   5,316,654         --        --
  High Income Fund/VA
   (413,314 shares;
   cost -- $4,406,121)..         --         --         --    3,955,415       --
  Multiple Strategies
   Fund/VA (194,922
   shares; cost --
    $3,187,130).........         --         --         --          --  3,233,757
Receivable from
 affiliate..............         369        973        --        1,033       --
Receivable for units
 sold...................         376        --         106         221       471
                          ---------- ----------  ---------   --------- ---------
 Total assets...........   1,337,926 11,263,740  5,316,760   3,956,669 3,234,228
                          ---------- ----------  ---------   --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..         384      3,224     12,303       1,134     1,070
Payable for units
 withdrawn..............         --         925        --          --        --
                          ---------- ----------  ---------   --------- ---------
 Total liabilities......         384      4,149     12,303       1,134     1,070
                          ---------- ----------  ---------   --------- ---------
Net assets attributable
 to variable life
 policyholders..........  $1,337,542 11,259,591  5,304,457   3,955,535 3,233,158
                          ========== ==========  =========   ========= =========
Outstanding units.......      58,690    139,940     93,570     121,934   100,659
                          ========== ==========  =========   ========= =========
Net asset value per
 unit...................  $    22.79      80.46      56.69       32.44     32.12
                          ========== ==========  =========   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


                                 Variable Insurance         Variable Insurance    Variable Insurance
                                   Products Fund             Products Fund II      Products Fund III
                          -------------------------------- -------------------- -----------------------
                                                                                 Growth
                            Equity-                          Asset                  &        Growth
                            Income      Growth   Overseas   Manager  Contrafund  Income   Opportunities
                           Portfolio  Portfolio  Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          ----------- ---------- --------- --------- ---------- --------- -------------
Assets
Investment in Variable
 Insurance Products
 Fund, at fair value
  (note 2):
  Equity-Income
   Portfolio (562,340
   shares; cost --
    $12,640,853)........  $12,883,204        --        --        --         --        --         --
  Growth Portfolio
   (310,111 shares;
   cost --
    $13,927,742)........          --  15,983,101       --        --         --        --         --
  Overseas Portfolio
   (186,561 shares;
   cost -- $4,375,887)..          --         --  4,376,723       --         --        --         --
Investment in Variable
 Insurance Products Fund
 II, at fair value
  (note 2):
  Asset Manager
   Portfolio (479,209
   shares; cost --
    $7,461,238).........          --         --        --  7,926,121        --        --         --
  Contrafund Portfolio
   (415,626 shares;
   cost -- $9,518,116)..          --         --        --        --  10,428,062       --         --
Investment in Variable
 Insurance Products Fund
 III, at fair value
  (note 2):
  Growth & Income
  Portfolio (71,507
  shares; cost --
   $1,170,974)..........          --         --        --        --         --  1,106,925        --
  Growth Opportunities
   Portfolio (31,782
   shares; cost --
    $657,442)...........          --         --        --        --         --        --     655,017
Receivable from
 affiliate..............        2,193        --        --        --         --        --         --
Receivable for units
 sold...................           55        --        --        471        490       --         --
                          ----------- ---------- --------- --------- ---------- ---------    -------
 Total assets...........   12,885,452 15,983,101 4,376,723 7,926,592 10,428,552 1,106,925    655,017
                          ----------- ---------- --------- --------- ---------- ---------    -------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        3,700     11,129    39,513    23,727      7,378     1,129      1,081
Payable for units
 withdrawn..............          --      78,271       178       --         --        --         --
                          ----------- ---------- --------- --------- ---------- ---------    -------
 Total liabilities......        3,700     89,400    39,691    23,727      7,378     1,129      1,081
                          ----------- ---------- --------- --------- ---------- ---------    -------
Net assets attributable
 to variable life
 policyholders..........  $12,881,752 15,893,701 4,337,032 7,902,865 10,421,174 1,105,796    653,936
                          =========== ========== ========= ========= ========== =========    =======
Outstanding units.......      351,672    243,060   156,628   265,464    331,357    66,775     43,918
                          =========== ========== ========= ========= ========== =========    =======
Net asset value per
 unit...................  $     36.63      65.39     27.69     29.77      31.45     16.56      14.89
                          =========== ========== ========= ========= ========== =========    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


                                                                                 PBHG Insurance
                          Federated Insurance Series    Alger American Fund     Series Fund, Inc.
                         ---------------------------- ------------------------ -------------------
                                                                                 PBHG
                         American High Income             Small                Large Cap   PBHG
                         Leaders     Bond     Utility Capitalization  Growth    Growth   Growth II
                         Fund II    Fund II   Fund II   Portfolio    Portfolio Portfolio Portfolio
                         -------- ----------- ------- -------------- --------- --------- ---------
Assets
Investment in Federated
 Insurance Series, at
 fair value (note 2):
  American Leaders Fund
   II (39,097 shares;
   cost -- $769,495)...  $750,263       --        --          --           --       --         --
  High Income Bond Fund
   II (77,322 shares;
   cost -- $739,329)...       --    705,178       --          --           --       --         --
  Utility Fund II
   (31,923 shares;
   cost -- $429,322)...       --        --    430,647         --           --       --         --
Investment in Alger
 American Fund, at fair
 value (note 2):
  Small Capitalization
   Portfolio (89,739
   shares; cost --
    $3,668,522)........       --        --        --    2,894,964          --       --         --
  Growth Portfolio
   (100,868 shares;
   cost --
    $5,411,364)........       --        --        --          --     5,789,840      --         --
Investment in PBHG
 Insurance Series Fund,
 Inc., at fair value
 (note 2):
  PBHG Large Cap Growth
   Portfolio (23,060
   shares; cost --
    $571,067)..........       --        --        --          --           --   693,635        --
  PBHG Growth II
   Portfolio
   (99,015 shares;
   cost --
    $2,657,861)........       --        --        --          --           --       --   2,740,743
Receivable from
 affiliate.............       --         68       --          --           467      --         --
Receivable for units
 sold..................        55       --        808         --           --       --         --
                         --------   -------   -------   ---------    ---------  -------  ---------
 Total assets..........   750,318   705,246   431,455   2,894,964    5,790,307  693,635  2,740,743
                         --------   -------   -------   ---------    ---------  -------  ---------
Liabilities
Accrued expenses
 payable to affiliate
 (note 3)..............       934       234     1,000       1,687        1,659   32,586      3,289
Payable for units
 withdrawn.............       --        --        --          --        76,797      --   2,087,321
                         --------   -------   -------   ---------    ---------  -------  ---------
 Total liabilities.....       934       234     1,000       1,687       78,456   32,586  2,090,610
                         --------   -------   -------   ---------    ---------  -------  ---------
Net assets attributable
 to variable life
 policyholders.........  $749,384   705,012   430,455   2,893,277    5,711,851  661,049    650,133
                         ========   =======   =======   =========    =========  =======  =========
Outstanding units......    44,633    46,969    23,130     170,193      215,298   22,905     24,478
                         ========   =======   =======   =========    =========  =======  =========
Net asset value per
 unit..................  $  16.79     15.01     18.61       17.00        26.53    28.86      26.56
                         ========   =======   =======   =========    =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)

                                                             Janus Aspen Series
                    ----------------------------------------------------------------------------------------------------
                                                                                                     Global
                    Aggressive            Worldwide            Flexible  International   Capital      Life      Global
                      Growth     Growth     Growth   Balanced   Income      Growth     Appreciation Sciences  Technology
                    Portfolio  Portfolio  Portfolio  Portfolio Portfolio   Portfolio    Portfolio   Portfolio Portfolio
                    ---------- ---------- ---------- --------- --------- ------------- ------------ --------- ----------
Assets
Investment in
 Janus Aspen
 Series, at fair
 value (note 2):
 Aggressive
  Growth
  Portfolio
  (151,162
  shares; cost --
   $8,426,739)....  $8,434,848        --         --        --       --           --           --        --         --
 Growth Portfolio
  (327,542 shares;
  cost --
   $8,416,608)....         --  10,772,853        --        --       --           --           --        --         --
 Worldwide Growth
  Portfolio
  (394,264
  shares; cost --
   $15,252,448)...         --         --  18,936,501       --       --           --           --        --         --
 Balanced
  Portfolio
  (281,961 shares;
  cost --
   $5,883,947)....         --         --         --  7,421,222      --           --           --        --         --
 Flexible Income
  Portfolio
  (21,164 shares;
  cost --
   $247,035)......         --         --         --        --   238,091          --           --        --         --
 International
  Growth
  Portfolio
  (102,476 shares;
  cost --
   $4,027,303)....         --         --         --        --       --     4,067,260          --        --         --
 Capital
  Appreciation
  Portfolio
  (100,339 shares;
  cost --
   $2,822,714)....         --         --         --        --       --           --     3,183,743       --         --
 Global Life
  Sciences
  Portfolio
  (7,030 shares;
  costs --
   $56,970).......         --         --         --        --       --           --           --     60,596        --
 Global
  Technology
  Portfolio
  (3,631 shares;
  cost --
   $35,495).......         --         --         --        --       --           --           --        --      35,660
Receivable from
 affiliate........         --       1,760      5,501       929      --           --           --        --         --
Receivable for
 units sold.......         --         806      3,170       --       --           --           --        --         --
                    ---------- ---------- ---------- ---------  -------    ---------    ---------    ------     ------
 Total assets.....   8,434,848 10,775,419 18,945,172 7,422,151  238,091    4,067,260    3,183,743    60,596     35,660
                    ---------- ---------- ---------- ---------  -------    ---------    ---------    ------     ------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 3)...............      13,683      2,981      5,331     2,019      625        1,570        3,963        17         10
Payable for units
 withdrawn........       2,293        --         --        651      --           --           761       --         --
                    ---------- ---------- ---------- ---------  -------    ---------    ---------    ------     ------
 Total
  liabilities.....      15,976      2,981      5,331     2,670      625        1,570        4,724        17         10
                    ---------- ---------- ---------- ---------  -------    ---------    ---------    ------     ------
Net assets
 attributable to
 variable life
 policyholders....  $8,418,872 10,772,438 18,939,841 7,419,481  237,466    4,065,690    3,179,019    60,579     35,650
                    ========== ========== ========== =========  =======    =========    =========    ======     ======
Outstanding
 units............     166,942    316,093    484,147   304,576   17,525      139,907      103,450     5,683      3,488
                    ========== ========== ========== =========  =======    =========    =========    ======     ======
Net asset value
 per unit.........  $    50.43      34.08      39.12     24.36    13.55        29.06        30.73     10.66      10.22
                    ========== ========== ========== =========  =======    =========    =========    ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


                                               Goldman Sachs  Salomon Brothers
                                                 Variable     Variable Series
                                              Insurance Trust    Funds Inc.
                                              --------------- ----------------
                                              Growth
                                                and   Mid Cap           Total
                                              Income   Value  Investors Return
                                               Fund    Fund     Fund     Fund
                                              ------- ------- --------- ------
Assets
Investment in Goldman Sachs Variable
 Insurance Trust, at fair value (note 2):
  Growth and Income Fund (3,963 shares;
   cost -- $44,565).......................... $43,477     --       --     --
  Mid Cap Value Fund (31,081 shares; cost --
    $245,732)................................     --  271,963      --     --
Investment in Salomon Brothers Variable
 Series Funds Inc., at fair value (note 2):
  Investors Fund (11,749 shares; cost --
    $156,620)................................     --      --   156,849    --
  Total Return Fund (836 shares; cost --
    $9,010)..................................     --      --       --   8,822
Receivable from affiliate....................       7     --       --       1
                                              ------- -------  -------  -----
 Total assets................................  43,484 271,963  156,849  8,823
                                              ------- -------  -------  -----
Liabilities
Accrued expenses payable to affiliate (note
 3)..........................................      12     157       35      3
Payable for units withdrawn..................     --      743      --     --
                                              ------- -------  -------  -----
 Total liabilities...........................      12     900       35      3
                                              ------- -------  -------  -----
Net assets attributable to variable life
 policyholders............................... $43,472 271,063  156,814  8,820
                                              ======= =======  =======  =====
Outstanding units............................   4,715  31,373   10,807    811
                                              ======= =======  =======  =====
Net asset value per unit..................... $  9.22    8.64    14.51  10.88
                                              ======= =======  =======  =====

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                            Statements of Operations
                                  (Unaudited)


                                                 GE Investments Funds, Inc.
                                              --------------------------------
                                                              Money     Total
                                              S&P 500 Index   Market   Return
                                                  Fund         Fund     Fund
                                              ------------- ---------- -------
                                               Six months ended June 30, 2000
                                              --------------------------------
Investment income:
  Income -- Ordinary Dividends...............   $     --     412,925       --
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................      52,889     88,280    11,488
                                                ---------    -------   -------
Net investment income (expense)..............     (52,889)   324,645   (11,488)
                                                ---------    -------   -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................     181,722        --     12,484
  Unrealized appreciation (depreciation).....    (242,929)       --     40,688
  Capital gain distributions.................         --         --        --
                                                ---------    -------   -------
Net realized and unrealized gain (loss) on
 investments.................................     (61,207)       --     53,172
                                                ---------    -------   -------
Increase (decrease) in net assets from
 operations..................................   $(114,096)   324,645    41,684
                                                =========    =======   =======
                                                 GE Investments Funds, Inc.
                                                        (continued)
                                              --------------------------------
                                                               Real
                                                              Estate   Global
                                              International Securities Income
                                               Equity Fund     Fund     Fund
                                              ------------- ---------- -------
                                               Six months ended June 30, 2000
                                              --------------------------------
Investment income:
  Income -- Ordinary Dividends...............   $     --         --        --
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................       3,107      3,977       506
                                                ---------    -------   -------
Net investment income (expense)..............      (3,107)    (3,977)     (506)
                                                ---------    -------   -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................      36,422    (36,933)  (12,622)
  Unrealized appreciation (depreciation).....     (28,996)   123,444       930
  Capital gain distributions.................         --         --        --
                                                ---------    -------   -------
Net realized and unrealized gain (loss) on
 investments.................................       7,426     86,511   (11,692)
                                                ---------    -------   -------
Increase (decrease) in net assets from
 operations..................................   $   4,319     82,534   (12,198)
                                                =========    =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                GE Investments Funds, Inc.
                                                        (continued)
                                              ---------------------------------
                                              Mid-Cap                   Premier
                                               Value              U.S.  Growth
                                               Equity   Income   Equity Equity
                                                Fund     Fund     Fund   Fund
                                              --------  -------  ------ -------
                                              Six months ended June 30, 2000
                                              ---------------------------------
Investment income:
  Income -- Ordinary Dividends............... $    --       --     --      --
  Expenses -- Mortality and expense risk
   charges and administrative expenses (note
   3)........................................    4,869    8,414    872   3,399
                                              --------  -------   ----  ------
Net investment income (expense)..............   (4,869)  (8,414)  (872) (3,399)
                                              --------  -------   ----  ------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss)...................    4,871  (18,122)   988   4,948
  Unrealized appreciation (depreciation).....  (31,344)  59,328    (55) (3,249)
  Capital gain distributions.................      --       --     --      --
                                              --------  -------   ----  ------
Net realized and unrealized gain (loss) on
 investments.................................  (26,473)  41,206    933   1,699
                                              --------  -------   ----  ------
Increase (decrease) in net assets from
 operations.................................. $(31,342)  32,792     61  (1,700)
                                              ========  =======   ====  ======


                                  Oppenheimer Variable Account Funds
                         -------------------------------------------------------
                                   Aggressive    Capital      High     Multiple
                           Bond      Growth    Appreciation  Income   Strategies
                         Fund/VA    Fund/VA      Fund/VA    Fund/VA    Fund/VA
                         --------  ----------  ------------ --------  ----------
                                    Six months ended June 30, 2000
                         -------------------------------------------------------
Investment income:
  Income -- Ordinary
   Dividends............ $108,521        --         6,341    414,296    145,756
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    9,591     70,333       35,041     27,491     21,296
                         --------  ---------     --------   --------   --------
Net investment income
 (expense)..............   98,930    (70,333)     (28,700)   386,805    124,460
                         --------  ---------     --------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  (53,962)   648,214      804,899    (42,282)     4,777
  Unrealized
   appreciation
   (depreciation).......  (31,732)   902,131     (673,984)  (398,786)  (153,516)
  Capital gain
   distributions........      --     389,633      338,409        --     211,696
                         --------  ---------     --------   --------   --------
Net realized and
 unrealized gain (loss)
 on investments.........  (85,694) 1,939,978      469,324   (441,068)    62,957
                         --------  ---------     --------   --------   --------
Increase (decrease) in
 net assets from
 operations............. $ 13,236  1,869,645      440,625    (54,263)   187,417
                         ========  =========     ========   ========   ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                           Variable Insurance Products Fund
                                          ------------------------------------
                                          Equity-Income   Growth     Overseas
                                            Portfolio   Portfolio   Portfolio
                                          ------------- ----------  ----------
                                            Six months ended June 30, 2000
                                          ------------------------------------
Investment income:
  Income -- Ordinary Dividends...........  $   248,784      16,715      65,884
  Expenses -- Mortality and expense risk
   charges and administrative expenses
   (note 3)..............................       89,136     103,893      31,837
                                           -----------  ----------  ----------
Net investment income (expense)..........      159,648     (87,178)     34,047
                                           -----------  ----------  ----------
Net realized and unrealized gain (loss)
 on investments:
  Net realized gain (loss)...............      (48,152)    401,629     385,641
  Unrealized appreciation
   (depreciation)........................   (1,653,726) (1,321,104) (1,117,777)
  Capital gain distributions.............      937,281   1,663,182     414,893
                                           -----------  ----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................     (764,597)    743,707    (317,243)
                                           -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................  $  (604,949)    656,529    (283,195)
                                           ===========  ==========  ==========


                                 Variable Insurance       Variable Insurance
                                  Products Fund II         Products Fund III
                               -----------------------  ------------------------
                                  Asset                 Growth &      Growth
                                 Manager    Contrafund   Income    Opportunities
                                Portfolio   Portfolio   Portfolio    Portfolio
                               -----------  ----------  ---------  -------------
                                  Six months ended         Six months ended
                                   June 30, 2000             June 30, 2000
                               -----------------------  ------------------------
Investment income:
  Income -- Ordinary
   Dividends.................. $   274,793      39,966    15,017       10,736
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses
   (note 3)...................      55,487      73,295     7,884        4,807
                               -----------  ----------  --------      -------
Net investment income
 (expense)....................     219,306     (33,329)    7,133        5,929
                               -----------  ----------  --------      -------
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss)....     223,226     295,657   (39,106)      (3,503)
  Unrealized appreciation
   (depreciation).............  (1,221,801) (1,987,830) (118,781)     (98,718)
  Capital gain distributions..     647,393   1,450,776    98,008       54,448
                               -----------  ----------  --------      -------
Net realized and unrealized
 gain (loss) on investments...    (351,182)   (241,397)  (59,879)     (47,773)
                               -----------  ----------  --------      -------
Increase (decrease) in net
 assets from operations....... $  (131,876)   (274,725)  (52,746)     (41,844)
                               ===========  ==========  ========      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                   Federated Insurance Series
                                                  -----------------------------
                                                  American  High Income
                                                  Leaders      Bond     Utility
                                                  Fund II     Fund II   Fund II
                                                  --------  ----------- -------
                                                        Six months ended
                                                         June 30, 2000
                                                  -----------------------------
Investment income:
  Income -- Ordinary Dividends..................  $  7,773     83,925    12,337
  Expenses -- Mortality and expense risk charges
   and administrative expenses (note 3).........     5,230      6,701     2,787
                                                  --------   --------   -------
Net investment income (expense).................     2,543     77,224     9,550
                                                  --------   --------   -------
Net realized and unrealized gain on investments:
  Net realized gain (loss)......................     2,260    (77,307)    4,693
  Unrealized appreciation (depreciation)........   (68,814)   (29,235)  (32,723)
  Capital gain distributions....................    23,521        --      8,200
                                                  --------   --------   -------
Net realized and unrealized gain (loss) on
 investments....................................   (43,033)  (106,542)  (19,830)
                                                  --------   --------   -------
Increase (decrease) in net assets from
 operations.....................................  $(40,489)   (29,318)  (10,280)
                                                  ========   ========   =======


                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  -------------------
                                                               PBHG
                                       Small                 Large Cap   PBHG
                                   Capitalization  Growth     Growth   Growth II
                                     Portfolio    Portfolio  Portfolio Portfolio
                                   -------------- ---------  --------- ---------
                                       Six months ended       Six months ended
                                        June 30, 2000           June 30, 2000
                                   ------------------------  -------------------
Investment income:
  Income -- Ordinary Dividends....  $       --         --        --         --
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses (note
   3).............................       19,589     37,453     2,888      5,397
                                    -----------   --------    ------    -------
Net investment income (expense)...      (19,589)   (37,453)   (2,888)    (5,397)
                                    -----------   --------    ------    -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)........      400,885    108,693    34,052    192,166
  Unrealized appreciation
   (depreciation).................   (1,435,058)  (656,576)   11,383      1,153
  Capital gain distributions......    1,020,453    732,190       --         --
                                    -----------   --------    ------    -------
Net realized and unrealized gain
 (loss) on investments............      (13,720)   184,307    45,435    193,319
                                    -----------   --------    ------    -------
Increase (decrease) in net assets
 from operations..................  $   (33,309)   146,854    42,547    187,922
                                    ===========   ========    ======    =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                               Janus Aspen Series
                                   ---------------------------------------------
                                   Aggressive              Worldwide
                                     Growth      Growth      Growth    Balanced
                                    Portfolio   Portfolio  Portfolio   Portfolio
                                   -----------  ---------  ----------  ---------
                                         Six months ended June 30, 2000
                                   ---------------------------------------------
Investment income:
  Income -- Ordinary Dividends.... $       --        --           --        --
  Expenses -- Mortality and
   expense risk charges and
   administrative expenses (note
   3).............................      72,178    68,774      130,260    48,868
                                   -----------  --------   ----------  --------
Net investment income (expense)...     (72,178)  (68,774)    (130,260)  (48,868)
                                   -----------  --------   ----------  --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss)........   2,726,250   636,607    3,969,731   143,574
  Unrealized appreciation
   (depreciation).................  (3,466,076) (906,904)  (3,809,510) (557,003)
  Capital gain distributions......     809,741   415,299      271,412   470,225
                                   -----------  --------   ----------  --------
Net realized and unrealized gain
 (loss) on investments............      69,915   145,002      431,633    56,796
                                   -----------  --------   ----------  --------
Increase (decrease) in net assets
 from operations.................. $    (2,263)   76,228      301,373     7,928
                                   ===========  ========   ==========  ========


                                            Janus Aspen Series (continued)
                         --------------------------------------------------------------------
                         Flexible  International   Capital      Global Life       Global
                          Income      Growth     Appreciation    Sciences       Technology
                         Portfolio   Portfolio    Portfolio      Portfolio       Portfolio
                         --------- ------------- ------------ --------------- ---------------
                                                                Period from     Period from
                                                              June 1, 2000 to June 6, 2000 to
                            Six months ended June 30, 2000     June 30, 2000   June 30, 2000
                         ------------------------------------ --------------- ---------------
Investment income:
  Income -- Ordinary
   Dividends............  $   --           --           --           --             --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....    1,788       29,884       23,740           58             24
                          -------   ----------     --------        -----            ---
Net investment income
 (expense)..............   (1,788)     (29,884)     (23,740)         (58)           (24)
                          -------   ----------     --------        -----            ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (5,949)   1,588,305      379,076            1            --
  Unrealized
   appreciation
   (depreciation).......    2,569   (1,469,842)    (532,711)       3,626            166
  Capital gain
   distributions........    6,385       10,273       11,285          --             --
                          -------   ----------     --------        -----            ---
Net realized and
 unrealized gain (loss)
 on investments.........    3,005      128,736     (142,350)       3,627            166
                          -------   ----------     --------        -----            ---
Increase (decrease) in
 net assets from
 operations.............  $ 1,217       98,852     (166,090)       3,569            142
                          =======   ==========     ========        =====            ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                           Goldman Sachs
                         Variable Insurance
                             Trust Fund       Salomon Brothers Variable Series Funds Inc.
                         ------------------  ---------------------------------------------
                         Growth and Mid Cap
                           Income    Value     Strategic                     Total Return
                            Fund     Fund      Bond Fund    Investors Fund       Fund
                         ---------- -------  ------------- ----------------- -------------
                                              Six months      Period from     Six months
                          Six months ended       ended     March 31, 2000 to     ended
                           June 30, 2000     June 30, 2000   June 30, 2000   June 30, 2000
                         ------------------  ------------- ----------------- -------------
Investment income:
  Income -- Ordinary
   Dividends............  $   --        --          --            --              --
  Expenses -- Mortality
   and expense risk
   charges and
   administrative
   expenses (note 3)....      424     1,720         485            55              50
                          -------   -------     -------           ---             ---
Net investment income
 (expense)..............     (424)   (1,720)       (485)          (55)            (50)
                          -------   -------     -------           ---             ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (1,555)  (47,679)      5,604             1              (6)
  Unrealized
   appreciation
   (depreciation).......    1,704    53,143     (10,939)          229             236
  Capital gain
   distributions........      --        --          --            --              --
                          -------   -------     -------           ---             ---
Net realized and
 unrealized gain (loss)
 on investments.........      149     5,464      (5,335)          230             230
                          -------   -------     -------           ---             ---
Increase (decrease) in
 net assets from
 operations.............  $  (275)    3,744      (5,820)          175             180
                          =======   =======     =======           ===             ===

           See accompanying notes to unaudited financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                      Statements of Changes in Net Assets
                                  (Unaudited)


                                               GE Investments Funds, Inc.
                                             ---------------------------------
                                                           Money       Total
                                              S&P 500      Market     Return
                                             Index Fund     Fund       Fund
                                             ----------  ----------  ---------
                                             Six months ended June 30, 2000
                                             ---------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $  (52,889)    324,645    (11,488)
  Net realized gain (loss)..................    181,722         --      12,484
  Unrealized appreciation (depreciation) on
   investments..............................   (242,929)        --      40,688
  Capital gain distributions................        --          --         --
                                             ----------  ----------  ---------
Increase (decrease) in net assets from
 operations.................................   (114,096)    324,645     41,684
                                             ----------  ----------  ---------
From capital transactions:
  Net premiums..............................     10,143   2,203,887      1,250
  Loan interest.............................       (934)     32,589       (240)
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits..........................    (95,421)        --         --
    Surrenders..............................   (132,996) (2,470,638)   (87,095)
    Loans...................................     (4,052)   (774,164)    (3,031)
    Cost of insurance and administrative
     expense (note 3).......................    (39,556)    (81,383)    (8,152)
    Transfer gain (loss) and transfer fees..     (1,852) (1,820,915)       336
  Transfers (to) from the Guarantee Account
   (note 1).................................    (14,838)   (131,309)       500
  Interfund transfers.......................    (45,351)  2,549,977     35,592
                                             ----------  ----------  ---------
Increase (decrease) in net assets from
 capital transactions.......................   (324,857)   (491,956)   (60,840)
                                             ----------  ----------  ---------
  Increase (decrease) in net assets.........   (438,953)   (167,311)   (19,156)
Net assets at beginning of year.............  8,374,047  15,430,722  1,762,719
                                             ----------  ----------  ---------
Net assets at end of period................. $7,935,094  15,263,411  1,743,563
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                     GE Investments Funds, Inc. (continued)
                                    ------------------------------------------
                                                     Real              Mid-Cap
                                                    Estate    Global    Value
                                    International Securities  Income   Equity
                                     Equity Fund     Fund      Fund     Fund
                                    ------------- ---------- --------  -------
                                         Six months ended June 30, 2000
                                    ------------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)..   $ (3,107)     (3,977)      (506)  (4,869)
  Net realized gain (loss).........     36,422     (36,933)   (12,622)   4,871
  Unrealized appreciation
   (depreciation) on investments...    (28,996)    123,444        930  (31,344)
  Capital gain distributions.......        --          --         --       --
                                      --------     -------   --------  -------
Increase (decrease) in net assets
 from operations...................      4,319      82,534    (12,198) (31,342)
                                      --------     -------   --------  -------
From capital transactions:
  Net premiums.....................        --        5,000        --     4,254
  Loan interest....................        --         (439)       892     (900)
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits.................        --          --         --       --
    Surrenders.....................        --          --         --       --
    Loans..........................       (100)     (2,894)       --       --
    Cost of insurance and
     administrative expense (note
     3)............................     (1,986)     (3,054)      (152)  (3,678)
  Transfer gain (loss) and transfer
   fees............................    (10,247)       (474)   464,789   (7,335)
  Transfers (to) from the Guarantee
   Account (note 1)................        --          --         --       --
  Interfund transfers..............     14,260     (93,544)  (454,714)   1,567
                                      --------     -------   --------  -------
Increase (decrease) in net assets
 from capital transactions.........      1,927     (95,405)    10,815   (6,092)
                                      --------     -------   --------  -------
  Increase (decrease) in net
   assets..........................      6,246     (12,871)    (1,383) (37,434)
Net assets at beginning of year....    409,826     614,487     27,843  755,346
                                      --------     -------   --------  -------
Net assets at end of period........   $416,072     601,616     26,460  717,912
                                      ========     =======   ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                GE Investments Funds, Inc.
                                                       (continued)
                                             ----------------------------------
                                                          U.S.       Premier
                                               Income    Equity   Growth Equity
                                                Fund      Fund        Fund
                                             ----------  -------  -------------
                                              Six months ended June 30, 2000
                                             ----------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $   (8,414)    (872)     (3,399)
  Net realized gain (loss)..................    (18,122)     988       4,948
  Unrealized appreciation (depreciation) on
   investments..............................     59,328      (55)     (3,249)
  Capital gain distributions................        --       --          --
                                             ----------  -------     -------
Increase (decrease) in net assets from
 operations.................................     32,792       61      (1,700)
                                             ----------  -------     -------
From capital transactions:
  Net premiums..............................        --     1,273         --
  Loan interest.............................       (668)     --          --
  Transfers (to) from the general account of
   GE Life & Annuity:
    Death benefits..........................        --       --          --
    Surrenders..............................    (51,628)     --          --
    Loans...................................    (10,684)     --          --
    Cost of insurance and administrative
     expense (note 3).......................     (6,434)    (640)     (2,724)
    Transfer gain (loss) and transfer fees..        (25)     241          89
  Transfers (to) from the Guarantee Account
   (note 1).................................        --     3,580       3,961
  Interfund transfers.......................    (56,887)  (8,772)     67,090
                                             ----------  -------     -------
Increase (decrease) in net assets from
 capital transactions.......................   (126,326)  (4,318)     68,416
                                             ----------  -------     -------
  Increase (decrease) in net assets.........    (93,534)  (4,257)     66,716
Net assets at beginning of year.............  1,324,350  128,855     461,800
                                             ----------  -------     -------
Net assets at end of period................. $1,230,816  124,598     528,516
                                             ==========  =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                           Oppenheimer Variable Account Funds
                                           ------------------------------------
                                                       Aggressive    Capital
                                              Bond       Growth    Appreciation
                                            Fund/VA     Fund/VA      Fund/VA
                                           ----------  ----------  ------------
                                             Six months ended June 30, 2000
                                           ------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)......... $   98,930     (70,333)    (28,700)
  Net realized gain.......................    (53,962)    648,214     804,899
  Unrealized appreciation (depreciation)
   on investments.........................    (31,732)    902,131    (673,984)
  Capital gain distributions..............        --      389,633     338,409
                                           ----------  ----------   ---------
Increase (decrease) in net assets from
 operations...............................     13,236   1,869,645     440,625
                                           ----------  ----------   ---------
From capital transactions:
  Net premiums............................        --       25,098      20,472
  Loan interest...........................      1,324      (2,788)     (1,155)
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits........................        --          --          --
    Surrenders............................    (13,237)   (250,252)    (66,466)
    Loans.................................    (14,340)    (48,820)   (571,432)
    Cost of insurance and administrative
     expense (note 3).....................     (7,116)    (48,494)    (23,232)
    Transfer gain (loss) and transfer
     fees.................................    446,347       6,198      24,116
  Transfers from the Guarantee Account
   (note 1)...............................      1,405       6,212      46,140
  Interfund transfers.....................   (698,505)    564,191     517,174
                                           ----------  ----------   ---------
Increase (decrease) in net assets from
 capital transactions.....................   (284,122)    251,345     (54,384)
                                           ----------  ----------   ---------
  Increase (decrease) in net assets.......   (270,886)  2,120,990     386,241
Net assets at beginning of year...........  1,608,428   9,138,601   4,918,216
                                           ----------  ----------   ---------
Net assets at end of period............... $1,337,542  11,259,591   5,304,457
                                           ==========  ==========   =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                                         Oppenheimer Variable
                                                             Accounts Fund
                                                              (continued)
                                                         ----------------------
                                                            High      Multiple
                                                           Income    Strategies
                                                          Fund/VA     Fund/VA
                                                         ----------  ----------
                                                           Six months ended
                                                             June 30, 2000
                                                         ----------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................... $  386,805    124,460
  Net realized gain (loss)..............................    (42,282)     4,777
  Unrealized appreciation (depreciation) on
   investments..........................................   (398,786)  (153,516)
  Capital gain distributions............................        --     211,696
                                                         ----------  ---------
Increase (decrease) in net assets from operations.......    (54,263)   187,417
                                                         ----------  ---------
From capital transactions:
  Net premiums..........................................        --         --
  Loan interest.........................................      1,818      9,156
  Transfers (to) from the general account of GE Life &
   Annuity:
    Death benefits......................................        --         --
    Surrenders..........................................   (105,238)   (52,029)
    Loans...............................................    (21,941)    (7,277)
    Cost of insurance and administrative expense (note
     3).................................................    (19,986)   (15,131)
    Transfer gain (loss) and transfer fees..............    432,765        361
  Transfers (to) from the Guarantee Account (note 1)....      4,023        943
  Interfund transfers...................................   (800,830)    (7,737)
                                                         ----------  ---------
Increase (decrease) in net assets from capital
 transactions...........................................   (509,389)   (71,714)
                                                         ----------  ---------
  Increase (decrease) in net assets.....................   (563,652)   115,703
Net assets at beginning of year.........................  4,519,187  3,117,455
                                                         ----------  ---------
Net assets at end of period............................. $3,955,535  3,233,158
                                                         ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                           Variable Insurance Products Fund
                                          ------------------------------------
                                          Equity-Income   Growth     Overseas
                                            Portfolio   Portfolio   Portfolio
                                          ------------- ----------  ----------
                                            Six months ended June 30, 2000
                                          ------------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........  $   159,648     (87,178)     34,047
  Net realized gain (loss)...............      (48,152)    401,629     385,641
  Unrealized appreciation (depreciation)
   on investments........................   (1,653,726) (1,321,104) (1,117,777)
  Capital gain distributions.............      937,281   1,663,182     414,893
                                           -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     (604,949)    656,529    (283,195)
                                           -----------  ----------  ----------
From capital transactions:
  Net premiums...........................        1,230       9,495       2,530
  Loan interest..........................       (7,786)    (18,435)     (2,838)
  Transfers (to) from the general account
   of GE Life & Annuity:
    Death benefits.......................     (139,146)   (135,401)        --
    Surrenders...........................     (365,593)   (539,015)    (73,493)
    Loans................................      (14,620)    (83,320)   (611,272)
    Cost of insurance and administrative
     expense.............................      (58,950)    (70,080)    (21,850)
    Transfer gain (loss) and transfer
     fees................................       29,338        (408)     51,884
  Transfers from the Guarantee Account
   (note 1)..............................        6,715      53,849         443
  Interfund transfers....................   (1,133,707)    246,303     547,850
                                           -----------  ----------  ----------
Increase (decrease) in net assets from
 capital transactions....................   (1,682,519)   (537,012)   (106,746)
                                           -----------  ----------  ----------
  Increase (decrease) in net assets......   (2,287,468)    119,517    (389,941)
Net assets at beginning of year..........   15,169,220  15,774,184   4,726,973
                                           -----------  ----------  ----------
Net assets at end of period..............  $12,881,752  15,893,701   4,337,032
                                           ===========  ==========  ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)

                                 Variable Insurance       Variable Insurance
                                  Products Fund II         Products Fund III
                               -----------------------  ------------------------
                                  Asset                 Growth &      Growth
                                 Manager    Contrafund   Income    Opportunities
                                Portfolio   Portfolio   Portfolio    Portfolio
                               -----------  ----------  ---------  -------------
                                  Six months ended         Six months ended
                                   June 30, 2000             June 30, 2000
                               -----------------------  ------------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................  $   219,306     (33,329)     7,133       5,929
  Net realized gain (loss)...      223,226     295,657    (39,106)     (3,503)
  Unrealized appreciation
   (depreciation) on
   investments...............   (1,221,801) (1,987,830)  (118,781)    (98,718)
  Capital gain
   distributions.............      647,393   1,450,776     98,008      54,448
                               -----------  ----------  ---------    --------
Increase (decrease) in net
 assets from operations......     (131,876)   (274,725)   (52,746)    (41,844)
                               -----------  ----------  ---------    --------
From capital transactions:
  Net premiums...............          --       25,797        --          --
  Loan interest..............       (6,194)     (4,747)       782         (41)
  Transfers (to) from the
   general account of GE Life
   & Annuity:
    Death benefits...........          --     (123,201)       --          --
    Surrenders...............     (349,608)   (128,306)   (14,475)    (39,679)
    Loans....................       (8,961)   (124,208)   (28,635)    (38,083)
    Cost of insurance and
     administrative expense
     (note 3)................      (39,956)    (49,711)    (5,426)     (3,232)
    Transfer gain (loss) and
     transfer fees...........        2,733      (8,151)     1,884      (4,114)
  Transfers (to) from
   Guarantee Account (note
   1)........................        1,808       2,315    (10,233)        --
  Interfund transfers........   (1,092,403)   (661,170)  (299,971)   (126,157)
                               -----------  ----------  ---------    --------
Increase (decrease) in net
 assets from capital
 transactions................   (1,492,581) (1,071,382)  (356,074)   (211,306)
                               -----------  ----------  ---------    --------
  Increase (decrease) in net
   assets....................   (1,624,457) (1,346,107)  (408,820)   (253,150)
Net assets at beginning of
 year........................    9,527,322  11,767,281  1,514,616     907,086
                               -----------  ----------  ---------    --------
Net assets at end of period..  $ 7,902,865  10,421,174  1,105,796     653,936
                               ===========  ==========  =========    ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                 Federated Insurance Series
                                                ------------------------------
                                                American   High Income
                                                 Leaders      Bond     Utility
                                                 Fund II     Fund II   Fund II
                                                ---------  ----------- -------
                                                      Six months ended
                                                        June 30, 2000
                                                ------------------------------
Increase (decrease) in net assets
From operations:
  Net investment income (expense).............. $   2,543      77,224    9,550
  Net realized gain (loss).....................     2,260     (77,307)   4,693
  Unrealized appreciation (depreciation) on
   investments.................................   (68,814)    (29,235) (32,723)
  Capital gain distributions...................    23,521         --     8,200
                                                ---------   ---------  -------
Increase (decrease) in net assets from
 operations....................................   (40,489)    (29,318) (10,280)
                                                ---------   ---------  -------
From capital transactions:
  Net premiums.................................     4,082       3,600      --
  Loan interest................................        (4)       (973)    (209)
  Transfers (to) from the general account of GE
   Life & Annuity:
    Death benefits.............................       --          --       --
    Surrenders.................................    (6,843)     (3,957)  (9,261)
    Loans......................................    (1,277)    (12,274)  (1,826)
    Cost of insurance and administrative
     expense (note 3)..........................    (3,885)     (5,217)  (1,965)
    Transfer gain (loss) and transfer fees.....      (803)    435,646   37,448
  Transfers (to) from the Guarantee Account
   (note 1)....................................   (14,910)        --     2,400
  Interfund transfers..........................  (111,971)   (698,651)     760
                                                ---------   ---------  -------
Increase (decrease) in net assets from capital
 transactions..................................  (135,611)   (281,826)  27,347
                                                ---------   ---------  -------
  Increase (decrease) in net assets............  (176,100)   (311,144)  17,067
Net assets at beginning of year................   925,484   1,016,156  413,388
                                                ---------   ---------  -------
Net assets at end of period.................... $ 749,384     705,012  430,455
                                                =========   =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                                             PBHG Insurance
                                   Alger American Fund      Series Fund, Inc.
                                 ------------------------  -------------------
                                                             PBHG
                                     Small                 Large Cap   PBHG
                                 Capitalization  Growth     Growth   Growth II
                                   Portfolio    Portfolio  Portfolio Portfolio
                                 -------------- ---------  --------- ---------
                                     Six months ended       Six months ended
                                      June 30, 2000           June 30, 2000
                                 ------------------------  -------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................  $   (19,589)    (37,453)   (2,888)   (5,397)
  Net realized gain (loss)......      400,885     108,693    34,052   192,166
  Unrealized appreciation
   (depreciation) on
   investments..................   (1,435,058)   (656,576)   11,383     1,153
  Capital gain distributions....    1,020,453     732,190       --        --
                                  -----------   ---------   -------  --------
Increase (decrease) in net
 assets from operations.........      (33,309)    146,854    42,547   187,922
                                  -----------   ---------   -------  --------
From capital transactions:
  Net premiums..................       26,092      10,678       250     4,082
  Loan interest.................         (432)     (2,154)     (104)      (86)
  Transfers (to) from the
   general account of
   GE Life & Annuity:
    Death benefits..............          --          --        --        --
    Surrenders..................      (46,275)    (62,092)  (17,527)      --
    Loans.......................         (489)     (5,123)     (464)  (15,906)
    Cost of insurance and
     administrative expense
     (note 3)...................      (13,891)    (26,299)   (2,128)   (2,238)
    Transfer gain (loss) and
     transfer fees..............       37,626      30,315      (971) (552,401)
  Transfers (to) from the
   Guarantee Account (note 1)...       44,693         747       --     41,500
  Interfund transfers...........       60,136      95,013   351,484   658,177
                                  -----------   ---------   -------  --------
Increase (decrease) in net
 assets from capital
 transactions...................      107,460      41,085   330,540   133,128
                                  -----------   ---------   -------  --------
  Increase (decrease) in net
   assets.......................       74,151     187,939   373,087   321,050
Net assets at beginning of
 year...........................    2,819,126   5,523,912   287,962   329,083
                                  -----------   ---------   -------  --------
Net assets at end of period.....  $ 2,893,277   5,711,851   661,049   650,133
                                  ===========   =========   =======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                            Janus Aspen Series
                                ----------------------------------------------
                                Aggressive               Worldwide
                                  Growth       Growth      Growth    Balanced
                                 Portfolio   Portfolio   Portfolio   Portfolio
                                -----------  ----------  ----------  ---------
                                      Six months ended June 30, 2000
                                ----------------------------------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................... $   (72,178)    (68,774)   (130,260)   (48,868)
  Net realized gain (loss).....   2,726,250     636,607   3,969,731    143,574
  Unrealized appreciation
   (depreciation) on
   investments.................  (3,466,076)   (906,904) (3,809,510)  (557,003)
  Capital gain distributions...     809,741     415,299     271,412    470,225
                                -----------  ----------  ----------  ---------
Increase (decrease) in net
 assets from operations........      (2,263)     76,228     301,373      7,928
                                -----------  ----------  ----------  ---------
From capital transactions:
  Net premiums.................      20,040      36,989      50,800     25,452
  Loan interest................      13,094      (4,592)       (254)   (12,843)
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits.............         --          --          --         --
    Surrenders.................    (161,852)   (120,530)   (190,237)       --
    Loans......................    (164,529)    (77,969)   (592,187)   (36,470)
    Cost of insurance and
     administrative expense
     (note 3)..................     (46,568)    (47,713)    (85,913)   (31,309)
    Transfer gain (loss) and
     transfer fees.............     238,892      26,813      87,975     48,025
  Transfers (to) from the
   Guarantee Account (note 1)..      74,738      51,050      35,692     (6,095)
  Interfund transfers..........  (2,102,805)    936,245     948,244    487,222
                                -----------  ----------  ----------  ---------
Increase (decrease) in net
 assets from capital
 transactions..................  (2,128,990)    800,293     254,120    473,982
                                -----------  ----------  ----------  ---------
  Increase (decrease) in net
   assets......................  (2,131,253)    876,521     555,493    481,910
Net assets at beginning of
 year..........................  10,550,125   9,895,917  18,384,348  6,937,571
                                -----------  ----------  ----------  ---------
Net assets at end of period.... $ 8,418,872  10,772,438  18,939,841  7,419,481
                                ===========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                                             Janus Aspen Series (continued)
                          ---------------------------------------------------------------------
                          Flexible   International   Capital      Global Life       Global
                           Income       Growth     Appreciation    Sciences       Technology
                          Portfolio    Portfolio    Portfolio      Portfolio       Portfolio
                          ---------  ------------- ------------ --------------- ---------------
                                                                  Period from     Period from
                                                                June 1, 2000 to June 6, 2000 to
                             Six months ended June 30, 2000      June 30, 2000   June 30, 2000
                          ------------------------------------- --------------- ---------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............  $  (1,788)     (29,884)     (23,740)         (58)            (24)
  Net realized gain
   (loss)...............     (5,949)   1,588,305      379,076            1             --
  Unrealized
   appreciation
   (depreciation) on
   investments..........      2,569   (1,469,842)    (532,711)       3,626             166
  Capital gain
   distributions........      6,385       10,273       11,285          --              --
                          ---------   ----------    ---------       ------          ------
Increase (decrease) in
 net assets from
 operations.............      1,217       98,852     (166,090)       3,569             142
                          ---------   ----------    ---------       ------          ------
From capital
 transactions:
  Net premiums..........        --         7,965       39,137          --              --
  Loan interest.........        469       (1,891)      (1,680)         --              --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --           --           --           --              --
    Surrenders..........    (41,001)    (349,380)     (53,039)         --              --
    Loans...............      9,718     (570,600)     (28,091)         --              --
    Cost of insurance
     and administrative
     expense (note 3)...     (1,285)     (20,635)     (16,549)          (6)            (26)
    Transfer gain (loss)
     and transfer fees..         (9)     116,665          417          --              --
  Transfers (to) from
   the Guarantee Account
   (note 1).............          1          --        24,901          --              --
  Interfund transfers...    (93,062)     967,584     (267,511)      57,016          35,534
                          ---------   ----------    ---------       ------          ------
Increase (decrease) in
 net assets from capital
 transactions...........   (125,169)     149,708     (302,415)      57,010          35,508
                          ---------   ----------    ---------       ------          ------
  Increase (decrease) in
   net assets...........   (123,952)     248,560     (468,505)      60,579          35,650
Net assets at beginning
 of year................    361,418    3,817,130    3,647,524          --              --
                          ---------   ----------    ---------       ------          ------
Net assets at end of
 period.................  $ 237,466    4,065,690    3,179,019       60,579          35,650
                          =========   ==========    =========       ======          ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                  (Unaudited)


                            Goldman Sachs
                          Variable Insurance
                                Trust          Salomon Brothers Variable Series Funds Inc.
                          ------------------  ---------------------------------------------
                          Growth and Mid Cap
                            Income    Value     Strategic                     Total Return
                             Fund     Fund      Bond Fund    Investors Fund       Fund
                          ---------- -------  ------------- ----------------- -------------
                                               Six months      Period from     Six months
                           Six months ended       ended     March 31, 2000 to     ended
                            June 30, 2000     June 30, 2000   June 30, 2000   June 30, 2000
                          ------------------  ------------- ----------------- -------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............   $   (424)  (1,720)       (485)            (55)           (50)
  Net realized gain
   (loss)...............     (1,555) (47,679)      5,604               1             (6)
  Unrealized
   appreciation
   (depreciation) on
   investments..........      1,704   53,143     (10,939)            229            236
  Capital gain
   distributions........        --       --          --              --             --
                           --------  -------    --------         -------          -----
Increase (decrease) in
 net assets from
 operations.............       (275)   3,744      (5,820)            175            180
                           --------  -------    --------         -------          -----
From capital
 transactions:
  Net premiums..........        --     2,000         --              --             --
  Loan interest.........        --       --          892             --             --
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......        --       --          --              --             --
    Surrenders..........        --       --          --              --             --
    Loans...............        --       --          --              --             --
    Cost of insurance
     and administrative
     expense (note 3)...       (281)  (1,338)       (135)            (18)           (68)
    Transfer gain (loss)
     and transfer fees..        416   (2,405)    449,397              (1)            33
  Transfers from the
   Guarantee Account
   (note 1).............        --       --          --              --             --
  Interfund transfers...    (24,957)  25,160    (546,782)        156,658          2,250
                           --------  -------    --------         -------          -----
Increase (decrease) in
 net assets from capital
 transactions...........    (24,822)  23,417     (96,628)        156,639          2,215
                           --------  -------    --------         -------          -----
  Increase (decrease) in
   net assets...........    (25,097)  27,161    (102,448)        156,814          2,395
Net assets at beginning
 of year................     68,569  243,902     102,448             --           6,425
                           --------  -------    --------         -------          -----
Net assets at end of
 period.................   $ 43,472  271,063         --          156,814          8,820
                           ========  =======    ========         =======          =====

                See accompanying notes to financial statements.

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                         Notes to Financial Statements

                                 June 30, 2000
                                  (Unaudited)

(1)Description of Entity

  GE Life & Annuity Separate Account III (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life & Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for variable life insurance policies issued by GE Life & Annuity. GE Life & Annuity is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During the second quarter of 2000, two new investment subdivisions were added to the Account. The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series. All designated portfolios described above are series type mutual funds.

  For policies issued after May 1, 1995, some policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate effective at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2)Summary of Significant Accounting Policies

 (a) Unit Classes

  There is one unit class included in the Account. Units are sold under policy form P1097. Effective on or after September 15, 2000, Type II units will be sold under policy forms P1254 and P1255.

 (b) Investments

  Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2000 were:

                                                           Cost of    Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                           ----------- -----------
GE Investment Funds, Inc.:
  S&P 500 Index Fund.................................... $ 1,418,842  1,771,025
  Money Market Fund.....................................  86,220,993 88,520,604
  Total Return Fund.....................................      53,124    126,339
  International Equity Fund.............................   2,989,641  2,990,464
  Real Estate Securities Fund...........................      31,988    130,870
  Global Income Fund....................................   1,542,190  1,532,064
  Mid-Cap Value Equity Fund.............................     575,933    587,226
  Income Fund...........................................     248,476    383,678
  U.S. Equity Fund......................................      32,772     37,338
  Premier Growth Equity Fund............................     109,004     44,135

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

                                                           Cost of    Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                           ----------- -----------
Oppenheimer Variable Account Funds:
  Bond Fund/VA.......................................... $ 1,622,844  1,809,473
  Aggressive Growth Fund/VA.............................   2,066,576  1,497,779
  Capital Appreciation Fund/VA..........................   6,137,140  5,882,523
  High Income Fund/VA...................................   3,353,965  3,525,675
  Multiple Strategies Fund/VA...........................     446,610    183,567
Variable Insurance Products Fund:
  Equity-Income Portfolio...............................   4,575,675  5,167,202
  Growth Portfolio......................................   3,863,856  2,751,794
  Overseas Portfolio....................................  11,727,388 11,388,912
Variable Insurance Products Fund II:
  Asset Manager Portfolio...............................   1,291,736  2,027,115
  Contrafund Portfolio..................................   3,276,615  2,911,971
Variable Insurance Products Fund III:
  Growth & Income Portfolio.............................     408,076    659,631
  Growth Opportunties Portfolio.........................      97,063    248,399
Federated Insurance Series:
  American Leaders Fund II..............................      88,661    198,671
  High Income Bond Fund II..............................   3,888,816  4,094,305
  Utility Fund II.......................................     189,339    145,205
Alger American Fund:
  Small Capitalization Portfolio........................   4,929,425  3,821,921
  Growth Portfolio......................................   1,502,576    691,731
PBHG Insurance Series Fund, Inc.
  PBHG Large Cap Growth Portfolio.......................     566,751    234,174
  PBHG Growth II Portfolio..............................  13,225,055 11,009,053
Janus Aspen Series:
  Aggressive Growth Portfolio...........................  21,834,306 23,227,401
  Growth Portfolio......................................   3,277,562  2,134,879
  Worldwide Growth Portfolio............................  13,080,652 12,695,367
  Balanced Portfolio....................................   1,503,600    503,189
  Flexible Income Portfolio.............................     117,281    238,001
  International Growth Portfolio........................  11,146,350 11,017,687
  Capital Appreciation Portfolio........................   1,714,867  2,030,472
  Global Life Sciences Portfolio........................      57,016         47
  Global Technology Portfolio...........................      35,534         39
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................      31,673     56,950
  Mid Cap Value Fund....................................   1,532,402  1,510,015
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................   1,425,836  1,523,006
  Investors Fund........................................     156,658         39
  Total Return Fund.....................................       2,283        119

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for six months or lesser period ended June 30, 2000 is as follows:

                                       GE Investments Funds, Inc.
                            ---------------------------------------------------
                            S&P 500   Money   Total                 Real Estate
                             Index   Market   Return  International Securities
                             Fund     Fund     Fund    Equity Fund     Fund
                            -------  -------  ------  ------------- -----------
Units outstanding at
 December 31, 1999......... 162,477  951,339  52,618     22,022       41,745
                            -------  -------  ------     ------       ------
From capital transactions:
  Net premiums.............     207  (51,910)     37        --           334
  Loan Interest............     (19)    (768)     (7)       --           (29)
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits.........  (1,944)     --      --         --           --
    Surrenders.............  (2,710)  58,193  (2,625)       --           --
    Loans..................     (83)  18,235     (91)       --          (194)
    Cost of insurance and
     administrative
     expenses..............    (806)   1,917    (246)         5         (204)
  Transfers (to) from the
   Guarantee Account.......    (302)   3,093      15        --           --
  Interfund transfers......    (924) (60,062)  1,073        (36)      (6,263)
                            -------  -------  ------     ------       ------
Net increase (decrease) in
 units from capital
 transactions..............  (6,581) (31,302) (1,844)       (31)      (6,356)
                            -------  -------  ------     ------       ------
Units outstanding at June
 30, 2000.................. 155,896  920,037  50,774     21,991       35,389
                            =======  =======  ======     ======       ======


                                  GE Investments Funds, Inc. (continued)
                             ---------------------------------------------------
                             Global    Mid-Cap              U.S.      Premier
                             Income  Value Equity Income   Equity  Growth Equity
                              Fund       Fund      Fund     Fund       Fund
                             ------  ------------ -------  ------  -------------
Units outstanding at
 December 31, 1999.......... 2,659      47,150    127,587  10,235     39,302
                             -----      ------    -------  ------     ------
From capital transactions:
  Net premiums..............   --          (42)         1      83        --
  Loan Interest.............   --            9        (64)    --         --
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits..........   --          --         --      --         --
    Surrenders..............   --          --      (4,957)    --         --
    Loans...................   --          --      (1,026)    --         --
    Cost of insurance and
     administrative
     expenses...............   --           36       (618)    (42)      (246)
  Transfers (to) from the
   Guarantee Account........   --          --         --      235        358
  Interfund transfers.......   (85)        (15)    (5,462)   (575)     6,069
                             -----      ------    -------  ------     ------
Net increase (decrease) in
 units from capital
 transactions...............   (85)        (12)   (12,126)   (299)     6,181
                             -----      ------    -------  ------     ------
Units outstanding at June
 30, 2000................... 2,574      47,138    115,461   9,936     45,483
                             =====      ======    =======  ======     ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
                            -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1999........   71,486   136,764      94,309    137,529   102,886
                            -------   -------      ------    -------   -------
From capital transactions:
  Net premiums............      --        325         194        --          1
  Loan Interest...........       23       (36)        (11)        30       283
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits........      --        --          --         --        --
    Surrenders............     (232)   (3,242)       (626)    (1,742)   (1,608)
    Loans.................     (251)     (632)     (5,380)      (363)     (225)
    Cost of insurance and
     administrative
     expenses.............     (125)     (628)       (219)      (331)     (468)
  Transfers (to) from the
   Guarantee Account......       25        80         434         67        29
  Interfund transfers.....  (12,236)    7,309       4,869    (13,256)     (239)
                            -------   -------      ------    -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  (12,796)    3,176        (739)   (15,595)   (2,227)
                            -------   -------      ------    -------   -------
Units outstanding at June
 30, 2000.................   58,690   139,940      93,570    121,934   100,659
                            =======   =======      ======    =======   =======


                                                                 Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund         Products Fund II      Products Fund III
                         ------------------------------------   -------------------- -----------------------
                          Equity-                                 Asset              Growth &     Growth
                           Income       Growth      Overseas     Manager  Contrafund  Income   Opportunities
                         Portfolio    Portfolio    Portfolio    Portfolio Portfolio  Portfolio   Portfolio
                         ----------   ----------   ----------   --------- ---------- --------- -------------
Units outstanding at
 December 31, 1999......     400,455      251,944      161,000   315,788   366,925     88,834      58,334
                          ----------   ----------   ----------   -------   -------    -------     -------
From capital
 transactions:
  Net premiums..........          35          156           70       --        863          1           1
  Loan Interest.........        (222)        (305)         (78)     (208)     (159)        48          (3)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......      (3,965)      (2,242)         --        --     (4,121)       --          --
    Surrenders..........     (10,418)      (8,924)      (2,026)  (11,766)   (4,292)      (892)     (2,761)
    Loans...............        (417)      (1,379)     (16,847)     (302)   (4,155)    (1,765)     (2,650)
    Cost of insurance
     and administrative
     expenses...........      (1,680)      (1,160)        (602)   (1,345)   (1,663)      (334)       (225)
  Transfers (to) from
   the Guarantee
   Account..............         191          892           12        61        77       (631)        --
  Interfund transfers...     (32,307)       4,078       15,099   (36,764)  (22,118)   (18,486)     (8,778)
                          ----------   ----------   ----------   -------   -------    -------     -------
Net increase (decrease)
 in units from capital
 transactions...........     (48,783)      (8,884)      (4,372)  (50,324)  (35,568)   (22,059)    (14,416)
                          ----------   ----------   ----------   -------   -------    -------     -------
Units outstanding at
 June 30, 2000..........     351,672      243,060      156,628   265,464   331,357     66,775      43,918
                          ==========   ==========   ==========   =======   =======    =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

                                                                                   PBHG Insurance
                          Federated Insurance Series     Alger American Fund     Series Fund, Inc.
                         ----------------------------  ------------------------ --------------------
                         American    High                  Small                PBHG Large   PBHG
                         Leaders  Income Bond Utility  Capitalization  Growth   Cap Growth Growth II
                         Fund II    Fund II   Fund II    Portfolio    Portfolio Portfolio  Portfolio
                         -------- ----------- -------  -------------- --------- ---------- ---------
Units outstanding at
 December 31, 1999......  52,435     65,984   21,792      164,765      214,105    11,687    14,784
                          ------    -------   ------      -------      -------    ------    ------
From capital
 transactions:
  Net premiums..........     236         95      --         2,029        1,183         9        58
  Loan Interest.........     --         (26)      28          (34)        (239)       (4)       (1)
  Transfers (to) from
   the general account
   of GE Life & Annuity:
    Death benefits......     --         --       --           --           --        --        --
    Surrenders..........    (396)      (105)   1,227       (3,597)      (6,878)     (593)      --
    Loans...............     (74)      (325)     242          (38)        (567)      (16)     (225)
    Cost of insurance
     and administrative
     expenses...........    (225)      (138)     260       (1,080)      (2,913)      (72)      (32)
  Transfers (to) from
   the Guarantee
   Account..............    (863)       --      (318)       3,474           83       --        587
  Interfund transfers...  (6,480)   (18,516)    (101)       4,674       10,524    11,894     9,307
                          ------    -------   ------      -------      -------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  (7,802)   (19,015)   1,338        5,428        1,193    11,218     9,694
                          ------    -------   ------      -------      -------    ------    ------
Units outstanding at
 June 30, 2000..........  44,633     46,969   23,130      170,193      215,298    22,905    24,478
                          ======    =======   ======      =======      =======    ======    ======


                                             Janus Aspen Series
                             --------------------------------------------------
                             Aggressive           Worldwide           Flexible
                               Growth    Growth    Growth   Balanced   Income
                             Portfolio  Portfolio Portfolio Portfolio Portfolio
                             ---------- --------- --------- --------- ---------
Units outstanding at
 December 31, 1999..........  211,129    293,473   476,525   284,911   26,831
                              -------    -------   -------   -------   ------
From capital transactions:
  Net premiums..............      373      1,081     2,331     1,175      --
  Loan Interest.............      244       (134)      (12)     (593)      35
  Transfers (to) from the
   general account of GE
   Life & Annuity:
    Death benefits..........      --         --        --        --       --
    Surrenders..............   (3,020)    (3,525)   (8,727)      --    (3,049)
    Loans...................   (3,070)    (2,280)  (27,167)   (1,684)     723
    Cost of insurance and
     administrative
     expenses...............     (869)    (1,395)   (3,941)   (1,445)     (96)
  Transfers (to) from the
   Guarantee Account........    1,395      1,493     1,637      (281)     --
  Interfund transfers.......  (39,240)    27,380    43,501    22,493   (6,919)
                              -------    -------   -------   -------   ------
Net increase (decrease) in
 units from capital
 transactions...............  (44,187)    22,620     7,622    19,665   (9,306)
                              -------    -------   -------   -------   ------
Units outstanding at June
 30, 2000...................  166,942    316,093   484,147   304,576   17,525
                              =======    =======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


(2)Summary of Significant Accounting Policies -- Continued

                                        Janus Aspen Series (continued)
                                -----------------------------------------------
                                                            Global
                                International   Capital      Life      Global
                                   Growth     Appreciation Sciences  Technology
                                  Portfolio    Portfolio   Portfolio Portfolio
                                ------------- ------------ --------- ----------
Units outstanding at December
 31, 1999......................    134,264      113,207        --        --
                                   -------      -------      -----     -----
From capital transactions:
  Net premiums.................      1,360        1,261        --        --
  Loan Interest................       (323)         (54)       --        --
  Transfers (to) from the
   general account of GE Life &
   Annuity:
    Death benefits.............        --           --         --        --
    Surrenders.................    (59,666)      (1,709)       --        --
    Loans......................    (97,445)        (905)       --        --
    Cost of insurance and
     administrative expenses...     (3,524)        (533)        (1)       (3)
  Transfers (to) from the
   Guarantee Account...........        --           802        --        --
  Interfund transfers..........    165,241       (8,619)     5,684     3,491
                                   -------      -------      -----     -----
Net increase (decrease) in
 units from capital
 transactions..................      5,643       (9,757)     5,683     3,488
                                   -------      -------      -----     -----
Units outstanding at June 30,
 2000..........................    139,907      103,450      5,683     3,488
                                   =======      =======      =====     =====


                                     Goldman Sachs
                                   Variable Insurance  Salomon Brothers Variable
                                         Trust             Series Funds Inc.
                                   ------------------  --------------------------
                                   Growth and Mid Cap                      Total
                                     Income    Value   Strategic Investors Return
                                      Fund     Fund    Bond Fund   Fund     Fund
                                   ---------- -------  --------- --------- ------
Units outstanding at December 31,
 1999............................     7,445   29,140     10,103      --     606
                                     ------   ------    -------   ------    ---
From capital transactions:
  Net premiums...................       --       173        --       --     --
  Loan Interest..................       --       --          17      --     --
  Transfers (to) from the general
   account of GE Life & Annuity:
    Death benefits...............       --       --         --       --     --
    Surrenders...................       --       --         --       --     --
    Loans........................       --       --         --       --     --
    Cost of insurance and
     administrative expenses.....       (30)    (116)        (3)      (1)    (6)
  Transfers (to) from the
   Guarantee Account.............       --       --         --       --     --
  Interfund transfers............    (2,700)   2,176    (10,117)  10,808    211
                                     ------   ------    -------   ------    ---
Net increase (decrease) in units
 from capital transactions.......    (2,730)   2,233    (10,103)  10,807    205
                                     ------   ------    -------   ------    ---
Units outstanding at June 30,
 2000............................     4,715   31,373        --    10,807    811
                                     ======   ======    =======   ======    ===

                    GE LIFE & ANNUITY SEPARATE ACCOUNT III

                                 June 30, 2000
                                  (Unaudited)


 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3)Related Party Transactions

  The premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its variable life insurance policies. During the first ten years following a premium payment, a charge is deducted monthly at an effective annual rate of .50% of the premium payment from the policy cash value to cover distribution expenses and premiums taxes. If a policy is surrendered or lapses during the first nine years, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 1% per year for every year thereafter. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance. In addition, GE Life & Annuity charges the Account for the mortality and expense (M&E) risk that GE Life & Annuity assumes. This M&E charge is deducted daily and equals the effective annual rate of .90% of the net assets of the Account. GE Life & Annuity also charges the Account for certain administrative charges which are deducted daily and equal the effective annual rate of .40% of the net assets of the Account.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, and .65% for the Value Equity and Premier Growth Equity Funds. Prior to May 1, 1997, Aon Advisors, Inc. served as investment advisor to the Fund and was subject to the same compensation arrangement as GE Investment Management Incorporated.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.